Share capital	12 Months Ended
Mar. 31, 2026
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital
As at March 31, 2026, the Company had 137,774,851 Common Shares issued and outstanding, unlimited shares authorized (2025 – 146,399,347).
The Company’s authorized share capital consists of (i) an unlimited number of Subordinate Voting Shares and (ii) an unlimited number of preferred shares, issuable in series.
Common Shares
The Common Shares consist of Subordinate Voting Shares with no par value. The holders of outstanding Common Shares are entitled to one vote per share and are entitled to receive dividends at such times and in such amounts and form as the Board may from time to time determine, but subject to the rights of the holders of any preferred shares.
Preferred Shares
The preferred shares are issuable at any time and from time to time in one or more series. The Board is authorized to fix before issue the number of, the consideration per share of, the designation of, and the provisions attaching to, the preferred shares of each series, which may include voting rights, the whole subject to the issue of a certificate of amendment setting forth the designation and provisions attaching to the preferred shares or shares of the series.
Normal Course Issuer Bid
The TSX and the Board of Directors of the Company approved the renewal of the Company's normal course issuer bid ("NCIB") to purchase at its discretion for cancellation up to 9,013,953 Subordinate Voting Shares of the Company, representing approximately 10% of the Company's "public float" (as defined in the TSX Company Manual) of Subordinate Voting Shares issued and outstanding as at March 21, 2025, over the twelve-month period that commenced on April 5, 2025 and ended on April 4, 2026.
Under the NCIB, other than purchases made under block purchase exemptions, the Company is allowed, subject to applicable securities laws, to purchase daily, through the facilities of the TSX, a maximum of 153,504 Subordinate Voting Shares representing 25% of the average daily trading volume of 614,018 Subordinate Voting Shares, as calculated per the TSX rules for the six-month period ended on February 28, 2025.
In connection with the NCIB, the Company also entered into an automatic share purchase plan ("ASPP") under which a designated broker may purchase Subordinate Voting Shares at times when the Company would ordinarily not be permitted to purchase its Subordinate Voting Shares due to regulatory restrictions and customary self-imposed blackout periods. Any repurchases made under the ASPP are made in accordance with certain purchasing parameters.
During the fiscal year ended March 31, 2026, under the NCIB and pursuant to the ASPP, the Company repurchased and cancelled 9,013,953 Subordinate Voting Shares representing the total authorized amount pursuant to the NCIB for a total consideration, including transaction costs, of $85,480 (2025 - 9,722,677 Subordinate Voting Shares for a total consideration, including transaction costs, of $134,193). Net interest income for the fiscal year ended March 31, 2026 includes a loss from the change in fair value of the share repurchase liability related to the ASPP of $11,800 (2025 – net interest income includes a gain from the change in fair value of the share repurchase liability related to the ASPP of $1,464). There was no share repurchase liability outstanding as at March 31, 2026 and March 31, 2025.
Common Shares purchased for settlement of non-treasury RSUs
The Company has established a trust for the purpose of settling vested non-treasury RSUs. For non-treasury RSUs, the Company directs the trustee to purchase Common Shares of the Company on the open market to be held in trust for and on behalf of the holders of non-treasury RSUs until they are released and delivered for settlement. For accounting purposes, the Common Shares are considered as held in treasury, and recorded as a temporary reduction of Common Shares outstanding and as a temporary reduction of share capital equal to the consideration paid, including transaction costs. Upon delivery of the Common Shares for settlement of the non-treasury RSUs, the number of Common Shares outstanding is increased, offsetting the initial temporary reduction of Common Shares outstanding, and the amount in contributed surplus associated with the non-treasury RSUs being settled is transferred to share capital, offsetting the initial temporary reduction of share capital. Any difference between the contributed surplus and the initial temporary reduction of share capital is recorded in accumulated deficit. As at March 31, 2026, a total of 2,098,958 Common Shares purchased for settlement of non-treasury RSUs were considered as held in treasury and recorded as a temporary reduction of outstanding Common Shares and share capital (2025 - nil Common Shares).